Annual Total Returns- Federated Hermes Quality Bond Fund II (Primary Shares) [BarChart] - Primary Shares - Federated Hermes Quality Bond Fund II - P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.27%	9.72%	1.04%	3.79%	(0.24%)	3.82%	4.04%	(0.59%)	9.44%	8.12%